Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		$		$
		PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 176.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Discovery Global Holdings, Inc.
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~			$687		$688

Total Loan Participations and Assignments (Cost $685)					688

CORPORATE BONDS & NOTES 5.5%
BANKING & FINANCE 3.5%
ARES Strategic Income Fund
5.450% due 09/09/2028			1,100		1,089
Athene Global Funding
5.033% due 07/17/2030			1,800		1,784
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027			5		5
Credit Suisse AG AT1 Claim
0.000% due 12/31/2060			1,374		484
First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~			400		400
Ford Motor Credit Co. LLC
2.900% due 02/16/2028			200		193
5.800% due 03/05/2027			800		804
5.800% due 03/08/2029			300		303
GLP Capital LP/GLP Financing II, Inc.
5.625% due 09/15/2034			100		99
Golden Bear Re Ltd.
13.300% (JMMMUSTF + 9.750%) due 01/08/2029 ~			250		257
Greengrove RE Ltd.
11.270% (BNMMDTSC + 7.750%) due 04/08/2032 ~			250		255
GSPA Monetization Trust
6.422% due 10/09/2029			16		16
Healthcare Realty Holdings LP
2.400% due 03/15/2030			346		316
Hestia Re Ltd.
10.270% (BNMMDTSC + 6.750%) due 03/13/2032 ~			250		256
HSBC Holdings PLC
2.357% due 08/18/2031 •			1,569		1,420
Integrity RE III Ltd.
15.770% (FHMMUSTF + 12.250%) due 06/06/2028 ~			250		259
Locke Tavern Re Ltd.
7.800% (JMMMUSTF + 4.250%) due 04/11/2033 ~			250		251
Mayflower Re Ltd.
8.565% (FHMMUSTF + 5.045%) due 07/08/2030 ~			500		500
MMIFS Re Ltd.
5.161% (CAONINDX + 2.900%) due 01/10/2033 ~	CAD		250		178
Nomura Holdings, Inc.
2.679% due 07/16/2030			$1,491		1,367
QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~(g)			400		402
Quercus II Re DAC
13.324% (EUR003M + 11.000%) due 01/07/2031 ~	EUR		300		348
Sumisho Air Lease Corp.
4.500% due 03/24/2029			$800		794
Vitality Re XVII Ltd.
7.521% (GSMMUSTI + 4.000%) due 01/08/2031 ~			250		250
Wells Fargo & Co.
3.900% due 07/22/2032 •	EUR		2,200		2,563
Windrose Re Ltd.
8.782% (HSMMUSTF + 5.250%) due 02/11/2033 ~			$250		250

					14,843

INDUSTRIALS 1.2%
Beignet Investor LLC
6.581% due 05/30/2049 (g)			1,700		1,735
DAE Funding LLC
3.375% due 03/20/2028			600		581
Petroleos del Peru SA
5.625% due 06/19/2047			600		429
Petroleos Mexicanos
6.350% due 02/12/2048			300		247
QatarEnergy
4.625% due 06/23/2029			300		298

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Road Michigan Property Owner I LLC
7.500% due 03/30/2045		1,600		1,596
United Airlines Pass-Through Trust
5.450% due 08/15/2038		188		192

				5,078

UTILITIES 0.8%
Pacific Gas & Electric Co.
2.500% due 02/01/2031		2,118		1,901
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.125% due 05/15/2027		300		298
Southern California Edison Co.
2.950% due 02/01/2051		400		242
5.150% due 06/01/2029		800		809

				3,250

Total Corporate Bonds & Notes (Cost $23,137)				23,171

MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		59		62
6.725% due 04/01/2035		128		134

Total Municipal Bonds & Notes (Cost $192)				196

U.S. GOVERNMENT AGENCIES 94.1%
Federal Home Loan Mortgage Corp.
3.000% due 09/01/2032		939		908
4.000% due 01/01/2048 - 03/01/2049		354		337
4.500% due 09/01/2053 - 12/01/2053 (i)		4,786		4,596
5.500% due 02/01/2055 - 09/01/2055		1,024		1,043
5.500% due 09/01/2055 (i)		4,164		4,242
6.000% due 10/01/2055		364		375
6.500% due 05/01/2035 - 04/01/2055		352		365
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.004% due 07/25/2054 ~		1,183		1,147
Federal Home Loan Mortgage Corp. REMICS
3.500% due 07/15/2042		786		730
4.568% due 11/25/2054 •		1,158		1,168
4.578% due 09/25/2055 •		3,798		3,831
4.613% due 07/25/2056 •		10,000		10,030
4.728% due 11/25/2054 - 09/25/2055 •		23,544		23,632
4.778% due 12/25/2054 •		2,198		2,219
4.828% due 08/25/2055 •		5,022		5,073
Federal National Mortgage Association
3.000% due 01/01/2027		42		42
3.500% due 02/01/2043 - 09/01/2048		2,481		2,286
4.500% due 07/01/2052		1,019		983
5.500% due 08/01/2053		363		369
5.500% due 07/01/2054 - 11/01/2054 (i)		3,247		3,293
5.570% due 03/01/2034 •		4		4
5.823% due 12/01/2034 •		20		21
6.000% due 08/01/2036 - 04/01/2041		168		176
6.500% due 09/01/2036		18		18
6.500% due 04/01/2054 (i)		1,177		1,230
Federal National Mortgage Association REMICS
4.500% due 09/25/2040		649		634
4.578% due 11/25/2054 - 01/25/2055 •		2,567		2,586
4.928% due 03/25/2055 •		2,771		2,795
5.028% due 09/25/2055 •		4,725		4,782
Federal National Mortgage Association-ACES
2.350% due 01/25/2031 ~(a)		387		16
Government National Mortgage Association
3.500% due 01/20/2055 (i)		11,922		10,719
3.500% due 05/20/2056		200		179
5.125% due 11/20/2044 •		104		106
Government National Mortgage Association REMICS
4.085% due 08/20/2047 •		50		49
4.759% due 07/20/2055 •		1,896		1,921
4.947% due 04/20/2068 •		391		397
Government National Mortgage Association, TBA
4.000% due 08/01/2056		14,840		13,787
4.500% due 07/01/2056		6,410		6,158
5.000% due 07/01/2056		13,880		13,686
5.500% due 07/01/2056		6,140		6,171
6.000% due 09/01/2056		6,060		6,173
U.S. Small Business Administration
5.490% due 03/01/2028		2		2
6.020% due 08/01/2028		16		16
Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2056		1,000		872
4.000% due 07/01/2056 - 08/01/2056		5,250		4,907

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
4.500% due 08/01/2056			200		191
5.000% due 07/01/2056 - 08/01/2056			83,200		81,710
5.500% due 07/01/2056 - 08/01/2056			31,920		31,990
6.000% due 08/01/2041 - 09/01/2056			92,650		94,418
6.500% due 07/01/2056 - 08/01/2056			43,320		44,814

Total U.S. Government Agencies (Cost $396,353)					397,197

U.S. TREASURY OBLIGATIONS 3.3%
U.S. Treasury Bonds
3.875% due 05/15/2043			1,500		1,326
4.125% due 08/15/2053 (m)			1,000		874
4.625% due 05/15/2044 (i)(k)(m)			5,700		5,508
4.875% due 08/15/2045			110		109
U.S. Treasury Notes
3.875% due 07/31/2030 (k)(m)			6,000		5,930

Total U.S. Treasury Obligations (Cost $14,271)					13,747

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.7%
Adjustable Rate Mortgage Trust
4.753% due 01/25/2036 ~			421		324
American Home Mortgage Assets Trust
3.953% due 10/25/2046 •			110		55
6.750% due 11/25/2046 þ			91		83
Atrium Hotel Portfolio Trust
5.423% due 12/15/2036 •			2,300		2,272
Avon Finance
4.646% due 12/28/2049 •	GBP		1,405		1,864
Banc of America Funding Trust
4.558% due 09/20/2046 ~			$405		371
Bear Stearns ALT-A Trust
4.083% due 08/25/2036 •			65		60
5.044% due 05/25/2035 ~			11		10
Chase Mortgage Finance Trust
4.443% due 09/25/2036 ~			99		85
CHL Mortgage Pass-Through Trust
6.000% due 01/25/2037			225		99
6.000% due 02/25/2037			220		94
Citigroup Mortgage Loan Trust, Inc.
4.445% due 09/25/2037 ~			8		8
CitiMortgage Alternative Loan Trust
4.363% due 04/25/2037 •			137		117
Countrywide Alternative Loan Trust
4.003% due 12/25/2046 •			600		551
5.500% due 05/25/2035			288		227
5.500% due 06/25/2035			185		146
5.500% due 11/25/2035			79		42
6.000% due 12/25/2035			241		164
6.000% due 05/25/2036			45		21
6.250% due 08/25/2036			613		314
7.000% due 10/25/2037			99		31
CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ			1,765		224
CSMC Trust
2.000% due 01/25/2060 ~			1,144		1,012
4.674% due 06/25/2050 ~			517		466
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.143% due 02/25/2037 •			445		400
4.263% due 02/25/2035 •			21		20
First Horizon Alternative Mortgage Securities Trust
4.776% due 06/25/2036 ~			266		208
HarborView Mortgage Loan Trust
4.164% due 12/19/2036 •			257		233
Impac CMB Trust
4.403% due 03/25/2035 •			81		80
IndyMac INDX Mortgage Loan Trust
4.163% due 11/25/2046 •			547		538
4.243% due 07/25/2035 •			155		147
JP Morgan Mortgage Trust
3.927% due 07/27/2037 ~			55		51
5.750% due 01/25/2036			11		5
Lehman Mortgage Trust
4.413% due 11/25/2036 •			167		74
Lehman XS Trust
4.213% due 08/25/2046 •			262		278
Luminent Mortgage Trust
4.296% due 04/25/2036 ~			2,935		1,878
MASTR Adjustable Rate Mortgages Trust
5.370% due 11/21/2034 ~			360		357
MASTR Asset Securitization Trust
6.000% due 06/25/2036			106		56
Merrill Lynch Alternative Note Asset Trust
4.163% due 03/25/2037 •			2,096		483
6.000% due 03/25/2037			52		16

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Merrill Lynch Mortgage Investors Trust
4.641% due 04/25/2035 ~		6		6
5.124% due 02/25/2036 ~		1		1
MFA Trust
6.775% due 10/25/2058 þ		751		752
Morgan Stanley Mortgage Loan Trust
6.000% due 08/25/2036		83		32
Morgan Stanley Residential Mortgage Loan Trust
5.332% due 06/26/2056 •		2,000		2,005
MortgageIT Trust
4.283% due 12/25/2035 •		114		114
New Residential Mortgage Loan Trust
3.500% due 12/25/2057 ~		676		655
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 þ		22		10
Nomura Resecuritization Trust
4.663% due 07/25/2036 •		1,875		1,825
NovaStar Mortgage Funding Trust
0.382% due 09/25/2046 •		608		224
OBX Trust
7.159% due 10/25/2063 þ		850		853
RALI Trust
4.083% due 01/25/2037 •		1,211		1,113
4.263% due 08/25/2037 •		8		8
4.655% due 10/25/2037 ~		262		207
6.000% due 01/25/2037		26		22
6.000% due 03/25/2037		60		50
RFMSI Trust
5.351% due 04/25/2037 ~		126		109
Sequoia Mortgage Trust
3.437% due 09/20/2046 ~		67		44
Starwood Mortgage Residential Trust
1.486% due 04/25/2065 ~		78		77
Structured Adjustable Rate Mortgage Loan Trust
4.596% due 08/25/2035 ~		25		12
4.720% due 03/25/2036 ~		23		18
Thornburg Mortgage Securities Trust
2.690% due 03/25/2044 ~		27		27
5.270% due 12/25/2044 ~		40		39
Towd Point Mortgage Trust
3.000% due 01/25/2058 ~		1		1
3.250% due 10/25/2057 ~		1,479		1,256
Verus Securitization Trust
4.260% due 02/25/2067 þ		829		796
6.443% due 08/25/2068 þ		833		831
6.665% due 09/25/2068 þ		630		630
WaMu Mortgage Pass-Through Certificates Trust
3.667% due 06/25/2037 ~		88		77
4.028% due 06/25/2037 ~		85		78
4.303% due 12/25/2045 •		9		10
4.403% due 08/25/2045 •		2,061		1,967
4.408% due 10/25/2035 ~		14		13
4.543% due 01/25/2045 •		413		401
4.643% due 12/25/2035 ~		125		119
4.744% due 02/25/2046 •		47		44
4.814% due 01/25/2046 •		3,857		3,499
4.878% due 01/25/2035 ~		31		30
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
3.685% due 09/25/2036 •		453		114
4.263% due 02/25/2036 •		420		368
4.494% due 02/25/2047 •		614		590
4.684% due 04/25/2046 •		51		48
Wells Fargo Mortgage-Backed Securities Trust
6.155% due 09/25/2036 ~		3		3

Total Non-Agency Mortgage-Backed Securities (Cost $36,458)				32,542

ASSET-BACKED SECURITIES 24.5%
AUTOMOBILE SEQUENTIAL 0.9%
Hertz Vehicle Financing III LLC
5.440% due 01/25/2029		2,200		2,221
Lendbuzz Securitization Trust
7.500% due 12/15/2028		879		891
Research-Driven Pagaya Motor Asset Trust IV
2.650% due 03/25/2030		87		87
Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030		118		118

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
SCCU Auto Receivables Trust
5.700% due 10/16/2028		357		358

				3,675
CMBS OTHER 3.1%
Acore Issuer LLC
5.089% due 08/20/2043 •		2,000		2,001
ACRES Commercial Realty Issuer LLC
5.087% due 08/18/2044 •		1,100		1,101
Arbor Realty Commercial Real Estate Notes Ltd.
5.043% due 01/15/2037 •		781		783
INCREF LLC
5.050% due 01/19/2044 •		1,100		1,101
LRECS LLC
5.139% due 08/19/2043 •		1,500		1,500
MF1 Ltd.
5.389% due 02/19/2037 •		2,700		2,706
Starwood Ltd.
5.393% due 11/15/2038 •		3,800		3,793

				12,985

HOME EQUITY OTHER 11.1%
Aegis Asset-Backed Securities Trust
4.498% due 08/25/2035 •		4,370		3,894
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.423% due 11/25/2035 •		662		652
Asset-Backed Securities Corp. Home Equity Loan Trust
4.573% due 06/25/2034 •		657		697
Bear Stearns Asset-Backed Securities I Trust
4.813% due 08/25/2037 •		465		422
5.363% due 08/25/2037 •		3,000		2,600
Centex Home Equity Loan Trust
4.408% due 03/25/2034 •		55		54
Citigroup Mortgage Loan Trust, Inc.
3.953% due 05/25/2037 •		736		499
4.083% due 09/25/2036 •		2,407		1,823
4.243% due 08/25/2036 •		1,000		939
4.283% due 03/25/2036 •		831		760
4.663% due 09/25/2035 •		1,345		1,305
Countrywide Asset-Backed Certificates
4.163% due 02/25/2037 •		205		195
Countrywide Asset-Backed Certificates Trust
4.503% due 08/25/2047 •		180		177
Countrywide Partnership Trust
4.663% due 02/25/2035 •		2,786		2,780
Ellington Loan Acquisition Trust
4.863% due 05/25/2037 •		671		656
Fremont Home Loan Trust
4.043% due 11/25/2036 •		273		160
4.063% due 10/25/2036 •		968		378
4.103% due 02/25/2037 •		895		270
GSAA Home Equity Trust
3.903% due 03/25/2036 •		181		56
4.403% due 04/25/2047 •		338		145
6.795% due 06/25/2036 þ		332		72
GSAMP Trust
3.853% due 01/25/2037 •		1,297		798
3.963% due 12/25/2046 •		127		63
4.023% due 12/25/2046 •		1,245		655
4.223% due 01/25/2037 •		410		363
Home Equity Mortgage Loan Asset-Backed Trust
3.983% due 04/25/2037 •		240		189
HSI Asset Securitization Corp. Trust
4.243% due 11/25/2035 •		1,341		1,262
JP Morgan Mortgage Acquisition Trust
4.183% due 10/25/2036 •		22		22
4.363% due 07/25/2036 •		6,824		6,659
Long Beach Mortgage Loan Trust
4.203% due 02/25/2036 •		229		226
Merrill Lynch Mortgage Investors Trust
4.283% due 02/25/2037 •		2,213		609
Morgan Stanley ABS Capital I, Inc. Trust
3.978% due 03/25/2037 •		751		281
4.693% due 07/25/2035 •		259		255
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.532% due 10/25/2036 þ		237		39
NovaStar Mortgage Funding Trust
3.963% due 09/25/2037 •		221		219
Option One Mortgage Loan Trust
4.303% due 01/25/2036 •		1,536		1,462
4.543% due 02/25/2035 •		208		198
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.738% due 07/25/2035 •		1,400		1,233
5.488% due 02/25/2035 •		4,155		3,900

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Renaissance Home Equity Loan Trust
4.863% due 09/25/2037 •			221		86
Residential Asset Securities Corporation Trust
4.343% due 06/25/2033 •			52		50
4.423% due 12/25/2035 •			1,116		1,090
4.723% due 01/25/2036 •			5,075		4,855
Saxon Asset Securities Trust
4.213% due 09/25/2036 •			1,700		1,478
Securitized Asset-Backed Receivables LLC Trust
4.483% due 10/25/2035 •			1,509		1,362
Soundview Home Loan Trust
4.228% due 02/25/2036 •			601		565
5.063% due 10/25/2037 •			371		292

					46,745

WHOLE LOAN COLLATERAL 1.0%
Citigroup Mortgage Loan Trust, Inc.
4.243% due 11/25/2036 •			3,100		2,965
7.250% due 05/25/2036 þ			80		39
First Franklin Mortgage Loan Trust
4.043% due 03/25/2037 •			1,666		885
4.073% due 09/25/2036 •			87		83
4.483% due 11/25/2035 •			389		362
Specialty Underwriting & Residential Finance Trust
4.363% due 12/25/2036 •			171		167

					4,501

OTHER ABS 8.4%
Anchorage Credit Funding 13 Ltd.
2.875% due 07/27/2039			300		286
Arbour CLO VII DAC
3.581% due 12/15/2038 •	EUR		1,900		2,174
Atlas Senior Loan Fund XIV
5.887% due 07/20/2032 •			$2,500		2,507
Atlas Senior Loan Fund XVI Ltd.
4.775% due 01/20/2034 •			1,066		1,067
Barings Euro CLO DAC
3.426% due 08/15/2039 •	EUR		1,000		1,144
BlueMountain CLO Ltd.
4.857% due 10/25/2030 •			$204		204
BNPP AM Euro CLO DAC
2.854% due 10/15/2031 •	EUR		195		223
Boyce Park CLO Ltd.
4.672% due 04/21/2035 •			$2,100		2,101
Cairn CLO VII DAC
2.820% due 01/31/2030 •	EUR		340		389
Capital Four U.S. CLO V Ltd.
0.000% due 07/15/2037 «•(b)			$1,700		1,700
Carlyle Euro CLO DAC
3.173% due 08/15/2032 •	EUR		227		259
Carlyle U.S. CLO Ltd.
4.747% due 01/25/2035 •			$1,350		1,351
CVC Cordatus Loan Fund XII DAC
3.285% due 01/23/2039 •	EUR		500		572
CVC Cordatus Loan Fund XXXIII DAC
3.603% due 03/24/2038 •			1,700		1,944
Elmwood CLO 15 Ltd.
4.814% due 04/22/2035 •			$1,450		1,450
Gallatin CLO VIII Ltd.
5.585% due 07/15/2031 •			1,200		1,202
GreenSky Home Improvement Issuer Trust
5.550% due 06/25/2059			700		710
Grosvenor Place CLO DAC
3.383% due 08/15/2039 •	EUR		500		572
ICG Euro CLO DAC
3.455% (EUR003M + 1.290%) due 01/26/2038 ~			1,300		1,487
KKR CLO 16 Ltd.
4.815% due 10/20/2034 •			$900		901
Marble Point CLO XVI Ltd.
4.667% due 11/16/2034 •			2,100		2,102
Navesink CLO 2 Ltd.
4.863% due 01/15/2036 •			2,000		2,001
Nelnet Student Loan Trust
4.494% due 04/20/2062 •			673		670
5.809% due 02/20/2041 •			118		121
6.640% due 02/20/2041			118		121
Pagaya AI Debt Grantor Trust
5.331% due 01/15/2032			332		333
PK ALIFT Loan Funding 4 LP
5.052% due 10/15/2039			1,559		1,557
SLM Private Education Loan Trust
8.490% due 10/15/2041 •			1,345		1,397
SMB Private Education Loan Trust
1.070% due 01/15/2053			1,005		923

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
4.470% due 01/15/2053 •			1,069		1,059
4.693% due 07/15/2053 •			739		739
5.143% due 11/15/2052 •			269		271
SoFi Professional Loan Program LLC
2.540% due 05/15/2046			368		355
Symphony CLO 52 Ltd.
4.815% due 01/20/2036 •			500		500
Upstart Structured Pass-Through Trust
4.250% due 06/17/2030			21		21
Whetstone Park CLO Ltd.
4.745% due 01/20/2035 •			1,100		1,101

					35,514

Total Asset-Backed Securities (Cost $106,345)					103,420

SOVEREIGN ISSUES 10.6%
Abu Dhabi Government International Bonds
4.875% due 04/30/2029			200		201
5.000% due 04/30/2034			200		203
Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP		70,000		75
5.800% due 10/01/2029			475,000		530
Brazil Government International Bonds
4.000% due 04/23/2030	EUR		500		573
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2026 (e)	BRL		800		150
Colombia TES
7.250% due 10/18/2034	COP		1,827,800		406
11.000% due 08/22/2029			14,681,300		4,169
11.750% due 01/24/2035			17,740,000		5,098
12.750% due 11/28/2040			3,860,500		1,178
13.250% due 02/09/2033 (g)			3,341,700		1,032
Development Bank of Kazakhstan JSC
4.600% due 01/31/2031			$1,100		1,080
Eagle Funding Luxco SARL
5.500% due 08/17/2030			2,100		2,111
Ecuador Government International Bonds
0.000% due 07/31/2030 (e)			540		467
Egypt Government Bonds
19.698% due 10/14/2030	EGP		25,100		487
21.954% due 03/04/2028			36,400		719
Ivory Coast Government International Bonds
6.625% due 03/22/2048	EUR		600		663
Japan Government Thirty Year Bonds
2.400% due 03/20/2055 (g)	JPY		290,000		1,322
Mexico Government International Bonds
5.850% due 07/02/2032			$500		506
Panama Government International Bonds
6.400% due 02/14/2035			600		635
Peru Government Bonds
6.150% due 08/12/2032	PEN		1,500		475
6.850% due 08/12/2035			1,100		339
7.300% due 08/12/2033 (g)			8,600		2,819
7.600% due 08/12/2039			20,600		6,474
Peru Government International Bonds
5.400% due 08/12/2034 (g)			8,600		2,459
6.950% due 08/12/2031			1,281		426
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR		63,750		3,337
7.000% due 02/28/2031			35,840		2,113
8.250% due 03/31/2032 (g)			7,300		451
8.500% due 01/31/2037			9,100		553
8.875% due 02/28/2035 (g)			36,900		2,335
Romania Government International Bonds
6.750% due 07/11/2039	EUR		800		970
Turkiye Government Bonds
40.760% (BISTREFI + 0.000%) due 08/19/2026 ~	TRY		100		2
40.760% (BISTREFI + 0.000%) due 05/17/2028 ~			18,700		405

Total Sovereign Issues (Cost $41,632)					44,763

		SHARES
COMMON STOCKS 4.0%
CONSUMER DISCRETIONARY 0.9%
Amazon.com, Inc. (c)			15,603		3,719

INFORMATION TECHNOLOGY 3.1%
NVIDIA Corp.			65,199		13,045

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

		$	$

Total Common Stocks (Cost $16,393)				16,764

EXCHANGE-TRADED FUNDS 14.4% iShares Core S&P 500 ETF		66,576		49,858
State Street SPDR Portfolio S&P 500 ETF		124,315		10,925

Total Exchange-Traded Funds (Cost $60,810)				60,783

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 11.8%
COMMERCIAL PAPER 0.9%
Boston Scientific Corp.
4.025% due 07/07/2026		$3,900		3,897

REPURCHASE AGREEMENTS (h) 9.4%
				39,600

EGYPT TREASURY BILLS 0.0%
23.889% due 10/13/2026 - 10/20/2026 (d)(e)	EGP	2,550		49

NIGERIA TREASURY BILLS 0.2%
20.602% due 01/14/2027 - 01/28/2027 (d)(e)	NGN	1,495,600		970

U.S. TREASURY BILLS 1.3%
3.683% due 07/21/2026 - 08/11/2026 (d)(e)(k)(m)		$5,535		5,520

Total Short-Term Instruments (Cost $50,031)				50,036

Total Investments in Securities (Cost $746,307)				743,307

		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		1,692		16

Total Short-Term Instruments (Cost $16)				16

Total Investments in Affiliates (Cost $16)				16

Total Investments 176.2% (Cost $746,323)				$743,323
Financial Derivative Instruments (j)(l) 2.3% (Cost or Premiums, net $15,332)				9,626
Other Assets and Liabilities, net (78.5)%				(330,971)

Net Assets 100.0%				$421,978

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
SAL	3.660%	06/30/2026	07/01/2026	$39,600	U.S. Treasury Notes 1.500% due 01/31/2027	$(40,393)	$39,600	$39,604

Total Repurchase Agreements						$(40,393)	$39,600	$39,604

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
DEU	3.740%	06/22/2026	07/01/2026	(5,633)	$(5,639)
	3.740	06/22/2026	07/13/2026	(10,417)	(10,427)
	3.750	06/29/2026	07/01/2026	(4,180)	(4,181)
	3.750	06/29/2026	07/13/2026	(13,060)	(13,062)
	3.760	06/30/2026	07/01/2026	(883)	(883)

Total Reverse Repurchase Agreements					$(34,192)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (10.6)%
Government National Mortgage Association, TBA	3.000%	07/01/2056	$12,200	$(10,694)	$(10,829)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2056	9,980	(7,999)	(7,968)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2056	14,140	(11,784)	(11,813)
Uniform Mortgage-Backed Security, TBA	3.000	08/01/2056	230	(199)	(201)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2056	14,190	(12,778)	(12,866)
Uniform Mortgage-Backed Security, TBA	4.500	08/01/2056	1,070	(1,027)	(1,024)

Total Short Sales (10.6)%				$(44,481)	$(44,701)

(i)	Securities with an aggregate market value of $35,013 have been pledged as collateral under the terms of master agreements as of June 30, 2026.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(4,197) at a weighted average interest rate of 3.728%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

PURCHASED OPTIONS:

FUTURE STYLED COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOE California Carbon Allowances December 2026 Futures	$45.000	12/15/2026	45	$45	$19	$3

Total Purchased Options					$19	$3

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month CORRA Futures	06/2027	2	$343	$0	$0	$0
California Carbon Allowance Vintage Futures	12/2026	47	1,549	(19)	0	(7)
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	60	6,593	15	0	(18)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	407	83,896	(42)	0	(48)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	1,213	129,848	77	0	(227)
Euro-BTP Italian Bond Futures	09/2026	37	5,046	44	0	(2)
SFE 10 Year Australian Bond Futures	09/2026	61	4,638	66	9	(11)
Three Month SONIA Index Futures	06/2027	119	37,864	178	0	(14)
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	1	112	2	0	0

				$321	$9	$(327)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3 Month Euro Euribor Futures	06/2027	4	$(1,113)	$1	$0	$0
Adjusted Interest Rate S&P 500 Total Return Index Futures	07/2026	36	(13,212)	(359)	0	(112)
Adjusted Interest Rate S&P 500 Total Return Index Futures	09/2026	109	(40,075)	(360)	0	(347)
CBOT U.S. Long Bond Futures	09/2026	3	(341)	(9)	2	0
Eurex 5 Year Euro BOBL Futures	09/2026	40	(5,273)	(24)	4	0
French Government Bond Futures	09/2026	185	(25,361)	(97)	44	0
SFE 3 Year Australian Bond Futures	09/2026	7	(507)	(3)	1	0
Three-Month SOFR Futures	06/2027	1	(240)	0	0	0
TSE Japanese 10 Year Bond Futures	09/2026	18	(14,145)	(37)	51	0
Ultra U.S. Treasury Bond Futures	09/2026	56	(6,505)	36	42	0

				$(852)	$144	$(459)

Total Futures Contracts				$(531)	$153	$(786)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-45 5-Year Index	(1.000)%	Quarterly	12/20/2030	$	114,800	$(2,323)	$(197)	$(2,520)	$12	$0
CDX.IG-46 5-Year Index	(1.000)	Quarterly	06/20/2031		21,450	(360)	(116)	(476)	3	0
CDX.iTraxx Crossover 45 5-Year Index	(5.000)	Quarterly	06/20/2031	EUR	330	(28)	(14)	(42)	0	(1)
CDX.iTraxx Main 45 5-Year Index	(1.000)	Quarterly	06/20/2031		1,890	(39)	(10)	(49)	0	(1)

						$(2,750)	$(337)	$(3,087)	$15	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)
									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$	644	$(23)	$25	$2	$0	$0
CDX.EM-44 5-Year Index	1.000	Quarterly	12/20/2030		560	(13)	12	(1)	0	0
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031		1,109	59	32	91	0	(1)

						$23	$69	$92	$0	$(1)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	33,000	$(171)	$(367)	$(538)	$0	$(42)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		200	(1)	4	3	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		100	0	4	4	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		200	(1)	(5)	(6)	0	(1)
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		3,800	(111)	4	(107)	0	(9)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		8,200	(146)	(172)	(318)	0	(22)
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		1,950	92	9	101	10	0
Pay(6)	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	09/16/2036	JPY	2,296,100	(397)	(301)	(698)	0	(73)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055		560,000	(353)	(186)	(539)	0	(54)
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026	$	26,600	0	43	43	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.650	Annual	05/31/2028		5,660	0	37	37	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		8,000	0	51	51	7	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	08/25/2028		158,950	(1,030)	(160)	(1,190)	0	(91)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		800	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		18,100	433	178	611	36	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		4,490	(62)	94	32	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		18,780	(315)	436	121	44	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		20,360	178	188	366	48	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		6,300	18	31	49	19	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		45,500	5,418	(145)	5,273	144	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032		17,400	(490)	(135)	(625)	0	(57)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		2,330	(24)	49	25	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		8,900	(202)	294	92	32	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033		7,600	5	(89)	(84)	0	(28)
Pay	1-Day USD-SOFR Compounded-OIS	3.742	Annual	03/26/2033		5,800	(27)	(38)	(65)	0	(21)
Pay	1-Day USD-SOFR Compounded-OIS	3.721	Annual	04/01/2033		5,700	(27)	(44)	(71)	0	(21)
Pay	1-Day USD-SOFR Compounded-OIS	3.646	Annual	04/17/2033		3,300	(25)	(32)	(57)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	3.674	Annual	04/29/2033		5,100	(36)	(43)	(79)	0	(19)
Pay	1-Day USD-SOFR Compounded-OIS	3.560	Annual	04/30/2033		5,100	(48)	(67)	(115)	0	(19)
Pay	1-Day USD-SOFR Compounded-OIS	3.600	Annual	06/04/2033		5,400	(27)	(83)	(110)	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033		3,040	53	30	83	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		9,300	608	(72)	536	35	0
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	06/23/2033		5,700	(35)	(19)	(54)	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		10,590	(50)	210	160	45	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		1,800	(11)	41	30	8	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		200	(1)	2	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		300	(1)	0	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		200	(1)	(1)	(2)	0	(1)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		200	(1)	(1)	(2)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		300	(1)	(1)	(2)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		300	(1)	0	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		200	(1)	0	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		400	(1)	(2)	(3)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035		100	0	0	0	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		400	(1)	3	2	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		300	(1)	4	3	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		100	0	0	0	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		150	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		200	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		100	0	1	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		400	(1)	4	3	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		200	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		300	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		400	(1)	1	0	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		600	(2)	4	2	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		400	(1)	4	3	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		500	(2)	(7)	(9)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		48,970	85	898	983	232	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		2,120	(37)	81	44	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036		500	(1)	11	10	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		400	(1)	8	7	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.960	Annual	05/22/2036		600	(2)	(1)	(3)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.002	Annual	05/28/2036		300	(1)	1	0	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.006	Annual	05/28/2036		700	(2)	2	0	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		1,804	30	11	41	9	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/16/2036		5,500	47	80	127	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		4,800	73	305	378	45	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		12,850	2,885	2,164	5,049	98	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		3,080	0	(80)	(80)	0	(32)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		3,200	0	(80)	(80)	0	(34)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		14,650	228	1,530	1,758	150	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		15,180	(1,301)	(524)	(1,825)	0	(156)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		3,190	81	165	246	34	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		1,140	(46)	7	(39)	0	(13)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.110	Annual	08/25/2057		3,450	(178)	134	(44)	0	(37)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	1,900	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		20,200	0	(32)	(32)	1	0
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		3,600	0	(5)	(5)	0	0
Pay	1-Year BRL-CDI	12.810	Maturity	01/02/2029		9,800	0	(47)	(47)	4	0
Pay	1-Year BRL-CDI	12.975	Maturity	01/02/2029		27,000	0	(120)	(120)	11	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		33,900	0	(136)	(136)	14	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		13,200	0	(59)	(59)	6	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		1,000	0	(4)	(4)	0	0

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

Pay	1-Year BRL-CDI	12.985	Maturity	01/02/2031		24,060	(120)	(9)	(129)	14	0
Receive	1-Year BRL-CDI	14.210	Maturity	01/02/2031		28,000	0	(28)	(28)	0	(16)
Pay(6)	3-Month AUD-BBR-BBSW	5.000	Semi- Annual	09/16/2036	AUD	5,200	19	31	50	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.590	Quarterly	08/22/2029	COP	4,874,450	0	77	77	1	0
Receive	3-Month COP-IBR Compounded-OIS	8.933	Quarterly	08/22/2029		5,038,350	0	66	66	1	0
Pay(6)	3-Month COP-IBR Compounded-OIS	4.668	Annual	06/16/2036	CZK	1,100	0	1	1	0	0
Pay(6)	3-Month COP-IBR Compounded-OIS	4.510	Annual	06/17/2036		1,000	0	0	0	0	0
Pay(6)	3-Month COP-IBR Compounded-OIS	4.335	Annual	07/01/2036		2,790	0	0	0	0	0
Receive(6)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	1,700	0	(3)	(3)	0	(1)
Receive(6)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		200	0	0	0	0	0
Receive(6)	3-Month PLN-WIBOR	4.730	Annual	12/31/2035		100	0	0	0	0	0
Receive(6)	3-Month PLN-WIBOR	4.960	Annual	06/16/2036		200	0	(1)	(1)	0	0
Receive(6)	3-Month PLN-WIBOR	4.800	Annual	06/17/2036		180	0	0	0	0	0
Receive(6)	3-Month PLN-WIBOR	4.625	Annual	07/01/2036		500	0	0	0	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	15,100	(64)	(71)	(135)	0	(4)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		3,400	63	(112)	(49)	0	(1)
Receive	6-Month CLP-CHILIBOR	4.590	Semi-Annual	10/01/2029	CLP	77,000	0	0	0	0	0
Receive	6-Month CLP-CHILIBOR	4.676	Semi-Annual	09/01/2030		64,000	0	0	0	0	0
Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	500	0	0	0	0	0
Pay(6)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		9,460	0	4	4	0	0
Pay(6)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		1,100	0	0	0	0	0
Pay(6)	6-Month CZK-PRIBOR	4.530	Annual	12/31/2035		500	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	300	0	5	5	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		200	0	3	3	0	0
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		200	0	3	3	0	0
Pay	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		180	1	(3)	(2)	0	0
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		300	(1)	(15)	(16)	0	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		200	(1)	(10)	(11)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		200	(1)	(7)	(8)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		200	(1)	(6)	(7)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		200	(1)	(4)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		80	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		200	(1)	3	2	0	0
Receive	6-Month EUR-EURIBOR	2.710	Annual	08/06/2034		300	(1)	(1)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.680	Annual	08/07/2034		100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.590	Annual	08/19/2034		300	(1)	2	1	0	0
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		300	(1)	2	1	0	0
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		200	(1)	6	5	0	0
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		200	(1)	(5)	(6)	0	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		200	0	(11)	(11)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		200	(1)	9	8	0	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		100	0	(4)	(4)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		200	(1)	(6)	(7)	0	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		200	(1)	(3)	(4)	0	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		200	(1)	(5)	(6)	0	0

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		200	(1)	(6)	(7)	0	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		200	(1)	7	6	0	0
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		200	(1)	7	6	0	0
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		200	(1)	7	6	0	0
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		200	(1)	7	6	0	0
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		200	(1)	9	8	0	0
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		17,720	(494)	174	(320)	0	(23)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		13,690	322	(74)	248	18	0
Pay(6)	CAONREPO	3.000	Semi-Annual	09/16/2036	CAD	2,600	(54)	29	(25)	0	(1)
Receive	CPURNSA	2.598	Maturity	09/28/2032		$700	2	3	5	1	0
Receive	CPURNSA	2.483	Maturity	11/30/2033		1,400	4	5	9	1	0
Receive	CPURNSA	2.466	Maturity	06/17/2035		16,720	0	62	62	16	0
Receive	CPURNSA	2.453	Maturity	07/20/2052		1,600	24	(23)	1	0	0
Receive	CPURNSA	2.424	Maturity	10/30/2055		1,000	0	(14)	(14)	0	0

							$4,734	$4,174	$8,908	$1,179	$(854)

Total Swap Agreements							$2,007	$3,906	$5,913	$1,194	$(856)

(k)	Securities with an aggregate market value of $2,591 and cash of $11,390 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)	Future styled option.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2026	AUD	474	$	339	$11	$0
	07/2026	CNH	407		60	0	0
	07/2026	NZD	2,804		1,656	64	0
	07/2026	SGD	17		13	0	0
	07/2026	$	50	CAD	72	0	0
	07/2026		1,597	NZD	2,827	9	0
	07/2026		58	SGD	74	0	(1)
	08/2026	CAD	72	$	50	0	0
	08/2026	NZD	2,828		1,599	0	(9)
	08/2026	$	768	SGD	993	1	0
BOA	07/2026	BRL	1,890	$	372	6	0
	07/2026	ILS	468		160	3	0
	07/2026	INR	2,893		30	0	(1)
	07/2026	KRW	92,114		60	0	0
	07/2026	NOK	1,090		110	0	0
	07/2026	PEN	156		46	0	0
	07/2026	PHP	3,687		60	0	0
	07/2026	SGD	224		176	2	0
	07/2026	TWD	1,899		60	0	0
	07/2026	$	365	BRL	1,890	1	0
	07/2026		334	CNH	2,259	0	(1)
	07/2026		272	INR	25,740	0	0
	07/2026		23	JPY	3,595	0	(1)
	07/2026		268	KRW	409,579	0	(3)
	07/2026		387	NOK	3,593	0	(24)
	07/2026		40	PLN	151	0	0
	07/2026		110	TWD	3,485	0	(1)
	08/2026	ILS	716	$	241	0	0
	08/2026	$	62	INR	5,830	0	0
	09/2026	CLP	269,159	$	305	13	0
	09/2026	INR	27,101		285	0	0

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

	09/2026	MXN	9,881		563	2	0
	09/2026	$	62	INR	5,875	0	0
	09/2026		82	PHP	5,044	0	0
	10/2026	BRL	1,400	$	256	0	(9)
BPS	07/2026		15,857		3,020	3	(55)
	07/2026	CAD	527		380	8	0
	07/2026	CHF	142		181	5	0
	07/2026	CLP	62,753		70	2	0
	07/2026	CNH	2,034		300	1	0
	07/2026	COP	1,048,028		290	0	(16)
	07/2026	CZK	4,548		219	4	0
	07/2026	HUF	27,381		90	2	0
	07/2026	IDR	38,130,056		2,128	1	(2)
	07/2026	ILS	1,194		405	4	0
	07/2026	INR	77,790		810	0	(12)
	07/2026	KRW	614,077		400	3	0
	07/2026	NOK	860		87	1	0
	07/2026	NZD	231		135	4	0
	07/2026	PEN	12		4	0	0
	07/2026	PHP	11,043		180	1	(1)
	07/2026	THB	9,711		296	4	(1)
	07/2026	TWD	6,317		198	0	0
	07/2026	$	2,996	BRL	15,857	80	(4)
	07/2026		90	CAD	127	0	0
	07/2026		68	CLP	62,753	0	0
	07/2026		107	COP	367,460	1	0
	07/2026		462	GBP	351	4	0
	07/2026		802	IDR	14,350,623	1	0
	07/2026		2,130	INR	202,005	5	(3)
	07/2026		572	JPY	91,462	0	(9)
	07/2026		784	KRW	1,201,593	0	(7)
	07/2026		4	PEN	12	0	0
	07/2026		225	SEK	2,155	0	(2)
	07/2026		60	THB	1,978	0	0
	07/2026		1,484	TWD	46,836	0	(15)
	07/2026	ZAR	18,195	$	1,109	0	0
	08/2026	CAD	443		313	0	0
	08/2026	COP	288,240		83	0	0
	08/2026	IDR	4,850,923		270	0	0
	08/2026	ILS	1,174		398	4	(1)
	08/2026	$	170	BRL	888	1	0
	08/2026		516	INR	48,970	0	0
	08/2026		465	JPY	75,000	0	(2)
	08/2026		198	TWD	6,328	0	0
	08/2026		502	ZAR	8,334	5	0
	09/2026	COP	1,325,966	$	363	0	(18)
	09/2026	EUR	100		114	0	(1)
	09/2026	IDR	4,469,314		246	0	(2)
	09/2026	INR	10,641		110	0	(2)
	09/2026	THB	11,586		357	6	0
	09/2026	$	72	AUD	100	0	(3)
	09/2026		135	GBP	100	0	(2)
	09/2026		1,502	IDR	26,615,673	3	(28)
	09/2026		184	INR	17,464	0	0
	09/2026		243	NOK	2,300	0	(11)
	09/2026		58	NZD	100	0	(2)
	09/2026		139	SEK	1,300	0	(5)
	09/2026		50	THB	1,637	0	0
	10/2026	BRL	10,000	$	1,833	3	(65)
	12/2026	$	168	IDR	3,067,049	1	0
BRC	07/2026	CAD	227	$	164	4	0
	07/2026	COP	6,182,136		1,796	0	(3)
	07/2026	ILS	2,329		796	13	0
	07/2026	NZD	4,072		2,408	95	0
	07/2026	TRY	9,676		202	0	(3)
	07/2026	$	1,628	COP	6,182,136	170	0
	07/2026		695	MYR	2,832	1	(3)
	07/2026		3,329	TRY	158,841	26	0
	07/2026	ZAR	89,837	$	5,531	55	0
	09/2026	PEN	796		232	0	0
	09/2026	$	1,773	COP	6,182,136	3	0
	09/2026		100	MYR	406	0	0
	09/2026		59	NZD	100	0	(3)
BSH	07/2026	PEN	12,010	$	3,567	55	0
	07/2026	$	405	JPY	64,449	0	(9)
	07/2026		2,767	NZD	4,897	15	0
	08/2026	NZD	4,897	$	2,770	0	(14)
	09/2026	GBP	100		132	0	(1)
	09/2026	NOK	700		71	1	0
	09/2026	$	6,284	BRL	32,230	0	(132)
	09/2026		1,188	CLP	1,046,417	0	(52)
	09/2026		21	PEN	69	0	0
	10/2026	BRL	20,200	$	3,729	0	(100)
	12/2026	PEN	7,439		2,197	33	0
CBK	07/2026	BRL	466		90	0	0
	07/2026	CAD	1,298		932	17	0

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026	COP	715,298		193	0	(15)
	07/2026	CZK	3,332		160	3	0
	07/2026	EUR	507		582	3	0
	07/2026	IDR	1,422,083		79	0	0
	07/2026	ILS	1,331		458	11	0
	07/2026	INR	43,408		460	2	0
	07/2026	KRW	89,865		59	1	0
	07/2026	NOK	3,425		359	13	0
	07/2026	PEN	5,340		1,562	15	(14)
	07/2026	SEK	9,917		1,073	51	0
	07/2026	TWD	3,166		100	1	0
	07/2026	$	90	BRL	466	0	0
	07/2026		445	GBP	332	0	(5)
	07/2026		344	HUF	105,081	0	(6)
	07/2026		422	IDR	7,576,972	1	0
	07/2026		20	ILS	58	0	(1)
	07/2026		448	INR	43,408	11	0
	07/2026		187	KRW	284,519	0	(3)
	07/2026		3,885	PEN	13,142	0	(42)
	07/2026		309	PLN	1,129	0	(9)
	07/2026		249	SEK	2,305	0	(12)
	07/2026		530	TWD	16,776	0	(4)
	07/2026	ZAR	1,971	$	120	0	(1)
	08/2026	CLP	9,202		10	0	0
	08/2026	COP	91,950		27	0	0
	08/2026	ILS	1,447		497	10	0
	08/2026	PEN	410		120	0	0
	08/2026	SEK	4		0	0	0
	08/2026	$	110	ILS	326	0	0
	08/2026		96	INR	9,099	0	0
	08/2026		256	ZAR	4,559	21	0
	09/2026	CLP	2,966,349	$	3,314	94	0
	09/2026	COP	1,505,750		388	0	(45)
	09/2026	IDR	17,010,833		942	0	(2)
	09/2026	INR	4,821		50	0	(1)
	09/2026	PEN	2,919		853	2	0
	09/2026	PHP	9,290		151	1	0
	09/2026	SEK	900		93	0	0
	09/2026	THB	22,829		700	9	(1)
	09/2026	$	1,582	CLP	1,373,737	0	(91)
	09/2026		333	COP	1,313,949	45	0
	09/2026		315	IDR	5,613,715	0	(3)
	09/2026		146	MXN	2,616	2	0
	09/2026		36	PEN	123	0	(1)
	10/2026	PEN	17,872	$	5,232	40	(14)
	12/2026		8,263		2,365	0	(38)
	12/2026	$	540	IDR	9,815,098	1	0
	01/2027	PEN	924	$	273	5	0
DUB	07/2026	CZK	4,915		236	5	0
	07/2026	IDR	989,541		55	0	0
	07/2026	INR	26,616		282	1	0
	07/2026	SGD	38		30	0	0
	07/2026	$	155	INR	14,924	3	0
	07/2026		193	NOK	1,797	0	(12)
	07/2026		278	PLN	1,031	0	(4)
	07/2026	ZAR	41,769	$	2,580	34	0
	08/2026	$	8	PEN	28	0	0
	09/2026	IDR	15,018,271	$	834	0	0
	09/2026	$	71	AUD	100	0	(1)
	09/2026		317	IDR	5,718,225	2	(1)
	09/2026		232	INR	22,042	0	(1)
	09/2026		86	SEK	800	0	(4)
	12/2026		182	IDR	3,302,172	0	0
FAR	07/2026	CHF	486	$	613	12	0
	07/2026	CNH	2,023		299	1	0
	07/2026	GBP	724		974	13	0
	07/2026	HUF	247		1	0	0
	07/2026	JPY	443,582		2,742	13	0
	07/2026	SGD	9,767		7,656	106	0
	07/2026	$	826	CNH	5,620	1	0
	07/2026		620	HUF	191,552	0	(5)
	07/2026		1,206	PLN	4,429	0	(29)
	07/2026		335	SEK	3,248	0	0
	07/2026	ZAR	59,526	$	3,607	0	(21)
	08/2026	CNH	5,608		826	0	(1)
	08/2026	ILS	345		120	5	0
	08/2026	PEN	2,480		734	9	0
	08/2026	SEK	3,242		335	0	0
	08/2026	$	2,742	JPY	442,421	0	(14)
	09/2026	PEN	234	$	69	1	0
	09/2026	PLN	366		100	3	0
	09/2026	THB	7,186		219	1	0
	09/2026	$	284	INR	27,241	2	0
	09/2026		119	MXN	2,096	0	0
	09/2026		200	PLN	730	0	(6)
GLM	07/2026	BRL	11,256	$	2,102	3	(82)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026	CLP	44,758		50	2	0
	07/2026	IDR	6,600,123		369	0	0
	07/2026	INR	1,921		20	0	0
	07/2026	KRW	164,484		107	0	0
	07/2026	MYR	4,916		1,214	11	0
	07/2026	PEN	22		6	0	0
	07/2026	PLN	260		70	1	0
	07/2026	$	2,163	BRL	11,256	17	0
	07/2026		4,844	CAD	6,893	16	0
	07/2026		368	IDR	6,600,123	1	0
	07/2026		321	KRW	491,818	0	(3)
	07/2026		135	MYR	554	0	0
	07/2026		6	PEN	22	0	0
	07/2026		131	PHP	8,023	0	0
	07/2026		350	TWD	11,059	0	(3)
	07/2026		3,201	ZAR	52,861	21	0
	08/2026	CAD	6,883	$	4,844	0	(16)
	08/2026	$	146	INR	13,983	1	0
	09/2026	COP	3,444,222	$	961	0	(29)
	09/2026	IDR	11,186,471		619	0	(3)
	09/2026	MXN	485		28	0	0
	09/2026	PHP	8,041		131	0	0
	09/2026	THB	3,900		121	3	0
	09/2026	$	127	CHF	100	0	(2)
	09/2026		964	IDR	17,313,530	2	(5)
	09/2026		1,127	INR	108,299	10	0
	09/2026		148	MXN	2,586	0	(2)
	09/2026		220	MYR	892	0	(1)
	12/2026		347	COP	1,353,812	34	0
JPM	07/2026	AUD	2,054	$	1,464	42	0
	07/2026	BRL	8,828		1,674	0	(36)
	07/2026	CLP	81,766		90	1	0
	07/2026	CZK	1,344		64	0	0
	07/2026	HUF	2,849		9	0	0
	07/2026	ILS	4,058		1,365	5	(4)
	07/2026	INR	20,524		218	1	0
	07/2026	KRW	50,827		33	0	0
	07/2026	NOK	2,162		218	0	0
	07/2026	NZD	241		142	6	0
	07/2026	PHP	3,067		50	0	0
	07/2026	THB	333		10	0	0
	07/2026	$	1,757	BRL	8,828	0	(47)
	07/2026		70	CAD	98	0	(1)
	07/2026		1,037	HUF	317,215	0	(19)
	07/2026		59	IDR	1,066,465	0	0
	07/2026		217	INR	20,524	0	(1)
	07/2026		48	KRW	74,064	0	0
	07/2026		972	PLN	3,546	0	(30)
	07/2026		211	THB	7,042	1	0
	07/2026		30	TWD	957	0	0
	08/2026	ILS	2,119	$	725	12	0
	08/2026		$204	INR	19,402	0	0
	08/2026		218	NOK	2,163	0	0
	09/2026	CAD	300	$	212	0	0
	09/2026	IDR	1,072,391		59	0	0
	09/2026	INR	20,668		217	0	0
	09/2026	MXN	9,162		526	5	0
	09/2026	THB	8,844		267	1	(2)
	09/2026	$	144	CAD	200	0	(3)
	09/2026		559	INR	53,323	1	0
	09/2026		295	JPY	47,100	0	(4)
	09/2026		5,348	MXN	92,966	0	(65)
	09/2026		100	PHP	6,040	0	(2)
	09/2026		100	SGD	127	0	(1)
	09/2026		100	THB	3,238	0	(2)
	10/2026	BRL	2,600	$	473	0	(19)
	10/2026	$	6,503	BRL	33,400	0	(173)
	12/2026	MXN	320	$	18	0	0
	12/2026	$	480	MXN	8,459	0	(2)
MBC	07/2026	AUD	9	$	6	0	0
	07/2026	CAD	481		344	5	0
	07/2026	CHF	5,286		6,730	189	(2)
	07/2026	EUR	652		758	13	0
	07/2026	GBP	338		455	7	0
	07/2026	IDR	92,824		5	0	0
	07/2026	ILS	283		101	6	0
	07/2026	INR	21,980		233	1	0
	07/2026	NOK	697		70	0	0
	07/2026	NZD	377		218	4	0
	07/2026	SGD	592		460	3	0
	07/2026	$	966	AUD	1,400	3	0
	07/2026		445	CHF	358	0	(2)
	07/2026		1,097	EUR	953	0	(8)
	07/2026		18	IDR	317,603	0	0
	07/2026		137	ILS	387	0	(7)
	07/2026		359	INR	34,591	6	0

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026		378	JPY	60,053	0	(9)
	07/2026		1,172	KRW	1,776,831	0	(23)
	07/2026		460	NOK	4,269	0	(29)
	07/2026		204	SEK	1,983	1	0
	08/2026	AUD	1,400	$	966	0	(3)
	08/2026	NOK	1,980		199	0	(1)
	08/2026	SEK	1,980		204	0	(1)
	08/2026	$	72	INR	6,872	0	0
	08/2026		70	NOK	698	0	0
	09/2026	AUD	300	$	207	0	0
	09/2026	PLN	376		100	0	0
	09/2026	THB	6,580		197	0	(2)
	09/2026	$	116	EUR	100	0	(2)
	09/2026		943	INR	90,212	5	(1)
	09/2026		488	MXN	8,556	0	(2)
MYI	07/2026	NOK	1,400	$	150	9	0
	07/2026	PLN	338		90	0	0
	08/2026	$	300	CHF	242	1	0
	09/2026		129		100	0	(4)
NGF	07/2026	IDR	6,109,204	$	341	0	0
	07/2026	$	343	IDR	6,109,204	0	(1)
	07/2026		363	INR	34,913	6	0
	07/2026		1,699	TRY	79,992	8	0
	08/2026	SEK	221	$	23	0	0
	09/2026	IDR	6,143,465		343	2	0
	09/2026	$	193	IDR	3,427,292	0	(2)
SCX	07/2026	CAD	1,003	$	719	12	0
	07/2026	INR	17,238		182	0	0
	07/2026	$	138	IDR	2,473,593	0	0
	07/2026		478	INR	45,779	6	0
	07/2026		426	JPY	67,700	0	(10)
	07/2026		769	SGD	995	0	0
	08/2026		363	INR	34,730	3	0
	09/2026	CHF	100	$	125	0	0
	09/2026	IDR	8,608,265		477	0	(1)
	09/2026	NZD	300		170	0	0
	09/2026	THB	3,237		99	1	0
	09/2026	$	521	IDR	9,359,027	1	(3)
	09/2026		182	INR	17,353	0	0
SOG	07/2026	CNH	3,416	$	505	2	0
	07/2026	EUR	18,031		21,034	432	0
	07/2026	SGD	16		12	0	0
	07/2026	$	784	AUD	1,136	3	0
	07/2026		6,965	CHF	5,635	9	0
	07/2026		20,745	EUR	18,237	93	0
	07/2026		984	JPY	156,377	0	(23)
	07/2026		333	PEN	1,126	0	(4)
	07/2026		8,170	SGD	10,579	8	0
	08/2026	AUD	1,136	$	784	0	(3)
	08/2026	CAD	58		41	0	0
	08/2026	CHF	5,615		6,965	0	(9)
	08/2026	EUR	18,237		20,773	0	(93)
	08/2026	SGD	10,556		8,169	0	(8)
	08/2026	$	12	SGD	15	0	0
	09/2026		117	EUR	100	0	(2)
	09/2026		134	GBP	100	0	(1)
	09/2026		171	JPY	27,200	0	(3)
SSB	07/2026	CAD	4,076	$	2,956	82	0
	07/2026	CHF	78		100	3	0
	07/2026	$	45	CAD	63	0	0
	07/2026		501	GBP	379	2	0
	08/2026	CAD	63	$	44	0	0
	08/2026	COP	21,559,164		5,652	0	(587)
	08/2026	GBP	379		501	0	(2)
	09/2026	$	100	KRW	152,152	0	(2)
UAG	07/2026		283	PLN	1,034	0	(8)
	08/2026	ILS	1,408	$	476	2	0
	09/2026	COP	22,926,529		6,001	0	(588)
	09/2026	MXN	695		40	0	0
	09/2026	THB	1,140		35	0	0
	09/2026	$	321	CLP	285,384	0	(11)
	11/2026	HUF	40,624	EUR	113	0	(1)

Total Forward Foreign Currency Contracts						$2,436	$(3,061)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	695	$7	$0
	Put - OTC USD versus KRW		1,400.000	07/13/2026	435	3	0
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	2,090	92	199

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

JPM	Put - OTC USD versus KRW	KRW	1,400.000	09/04/2026	840	10	0

						$112	$199

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.093%	01/04/2027	43,200	$31	$108
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	06/11/2027	38,200	48	37
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.063	07/06/2026	3,400	5	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	500	4	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	200	3	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	500	4	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	200	3	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	08/06/2026	1,300	4	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	500	4	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	500	4	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	200	2	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.394	08/28/2026	10,500	39	19
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	09/04/2026	10,100	8	5
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.784	09/08/2026	600	2	2
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/19/2026	9,200	15	13
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/23/2026	4,600	9	7
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.115	05/28/2027	9,100	30	30
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.188	06/07/2027	9,500	35	37
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	1,300	114	98
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	1,300	114	107
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	1,300	112	107
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	1,300	113	99
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	2,000	172	166
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	2,000	172	151
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.786	08/06/2026	630	2	1
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.300	05/28/2027	6,400	22	21
BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	3,800	307	179
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	5,000	403	299
CBK	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.166	08/06/2026	1,500	10	3
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	284,300	1,428	456
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	284,300	1,428	2,553
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/09/2026	12,100	29	15
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.158	06/01/2027	11,300	39	41
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.161	06/01/2027	11,300	39	41
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	5,600	485	455
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	4,400	380	357
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	06/11/2027	34,200	48	33
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.216	08/06/2026	2,000	15	3

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.206	09/04/2026	1,700	7	5
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.216	09/04/2026	1,000	4	3
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.525	08/06/2026	21,900	118	9
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.394	08/28/2026	10,200	43	18
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.663	09/04/2026	600	1	1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	12/07/2026	7,100	26	18
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	11,000	888	517
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	14,300	1,154	856
JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	08/03/2026	15,600	17	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	700	6	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	300	4	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	500	4	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	200	3	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	500	4	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	8,900	784	685
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	8,900	784	719
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.296	02/04/2028	2,100	147	152
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.296	02/04/2028	2,100	147	116
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.857	10/07/2026	46,000	36	148
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	48,000	36	108
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.082	01/04/2027	47,900	36	122
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.230	09/04/2026	600	2	1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.303	07/08/2026	2,100	5	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	6,000	78	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	5,300	105	1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	5,300	78	8
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.819	08/06/2026	1,700	5	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	500	4	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	200	2	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.373	08/10/2026	6,700	24	7
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	11/02/2026	1,300	4	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	1,300	115	100
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	1,300	115	105
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.075	05/28/2027	11,500	20	21
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	2,700	238	211
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	2,700	238	216

							$10,968	$9,599

Total Purchased Options							$11,080	$9,798

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Call - OTC CDX.IG-46 5-Year Index	Buy	0.500%	07/15/2026	5,200	$(2)	$(2)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.600	07/15/2026	5,200	(8)	0
	Call - OTC CDX.IG-46 5-Year Index	Buy	0.525	08/19/2026	10,800	(11)	(14)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.650	08/19/2026	10,800	(13)	(4)
RBC	Put - OTC CDX.IG-46 5-Year Index	Sell	0.700	07/15/2026	5,100	(5)	0
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.525	08/19/2026	3,500	(7)	(4)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.550	08/19/2026	3,500	(5)	(3)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.600	08/19/2026	24,600	(25)	(13)

						$(76)	$(40)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	695	$(2)	$0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	435	(1)	0
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	4,180	(89)	(167)
JPM	Put - OTC USD versus KRW	KRW	1,350.000	09/04/2026	840	(4)	0
UAG	Call - OTC EUR versus HUF	HUF	375.000	11/10/2026	490	(8)	(4)

						$(104)	$(171)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CKL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SOFR	Receive	4.280%	08/28/2026	4,200	$(40)	$(35)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.004	07/08/2026	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.284	07/08/2026	200	(1)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	07/24/2026	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.135	07/24/2026	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SOFR	Receive	4.280	08/28/2026	3,900	(40)	(33)
MYC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.550	07/01/2026	1,950	(4)	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.877	08/10/2026	5,900	(23)	(24)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.903	07/08/2026	5,700	(5)	(3)

							$(116)	$(96)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 09/01/2056	$99.422	09/08/2026	$900	$(2)	$(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	100.625	08/06/2026	3,500	(14)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.031	09/04/2026	3,600	(7)	(7)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2056	92.891	07/06/2026	6,100	(25)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2056	93.969	07/06/2026	4,500	(9)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	89.641	08/06/2026	21,900	(115)	(9)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.188	08/06/2026	1,700	(3)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.383	08/06/2026	2,300	(5)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2056	96.875	08/06/2026	1,600	(5)	(5)
JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.531	08/06/2026	800	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 09/01/2056	100.188	09/04/2026	900	(1)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	101.469	08/06/2026	1,600	(2)	(2)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.000	09/04/2026	5,200	(9)	(9)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.469	09/08/2026	4,400	(17)	(22)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.469	09/08/2026	4,400	(17)	(13)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 08/01/2056	103.344	08/06/2026	2,000	(3)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 08/01/2056	103.344	08/06/2026	2,000	(3)	(2)
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	101.000	08/06/2026	3,900	(14)	(3)

					$(253)	$(87)

Total Written Options					$(549)	$(394)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

										Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$		297	$(76)	$52	$0	$(24)
	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		EUR	1,470	330	(17)	313	0
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030			3,080	710	(55)	655	0
CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030			2,241	510	(34)	476	0
JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030			4,830	1,117	(90)	1,027	0
MYC	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030			790	184	(16)	168	0

								$2,775	$(160)	$2,639	$(24)

TOTAL RETURN SWAPS ON INDEXES

										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	S&P 500 Total Return Index	5,114	4.160% (SOFR plus a specified spread)	Monthly	07/15/2026	$85,783	$0	$298	$298	$0
	Pay	S&P 500 Total Return Index	9,470	4.600% (SOFR plus a specified spread)	Monthly	03/17/2027	158,851	0	175	175	0
	Pay	S&P 500 Total Return Index	711	4.300% (SOFR plus a specified spread)	Monthly	05/12/2027	11,926	0	39	39	0
FAR	Pay	S&P 500 Total Return Index	7,696	4.170% (SOFR plus a specified spread)	Monthly	07/08/2026	129,093	0	450	450	0
GST	Pay	S&P 500 Total Return Index	2,801	4.470% (SOFR plus a specified spread)	Maturity	07/01/2026	46,236	0	(656)	0	(656)
JPM	Receive	ERAUSLT Index	180,849	4.140% (SOFR plus a specified spread)	Monthly	07/15/2026	152,456	0	(521)	0	(521)
	Receive	ERAUSLT Index	151,157	4.260% (SOFR plus a specified spread)	Monthly	08/05/2026	127,425	0	(447)	0	(447)
	Receive	ERAUSLT Index	67,516	4.290% (SOFR plus a specified spread)	Monthly	12/09/2026	56,916	0	(150)	0	(150)
MYI	Receive	ERAUSLT Index	106,305	4.110% (SOFR plus a specified spread)	Monthly	08/05/2026	89,615	0	(304)	0	(304)

								$0	$(1,116)	$962	$(2,078)

TOTAL RETURN SWAPS ON SECURITIES

										Swap Agreements, at Value
Counterparty	Pay/ Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Janus Henderson AAA CLO ETF	20,607	3.210% (SOFR plus a specified spread)	Monthly	07/28/2026	$1,041	$0	$(3)	$0	$(3)
FAR	Pay	Amazon.com,Inc.	15,603	5.660% (SOFR plus a specified spread)	Maturity	07/29/2026	3,631	0	(87)	0	(87)
	Pay	NVIDIA Corp.	65,199	5.660% (SOFR plus a specified spread)	Maturity	07/29/2026	12,762	0	(273)	0	(273)
JPM	Pay	Janus Henderson AAA CLO ETF	20,607	3.560% (SOFR plus a specified spread)	Monthly	07/28/2026	1,040	0	3	3	0

								$0	$(360)	$3	$(363)

Total Swap Agreements								$2,775	$(1,636)	$3,604	$(2,465)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

(m)

Securities with an aggregate market value of $1,736 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$688	$0	$688
Corporate Bonds & Notes
Banking & Finance	0	14,843	0	14,843
Industrials	0	5,078	0	5,078
Utilities	0	3,250	0	3,250
Municipal Bonds & Notes
Illinois	0	196	0	196
U.S. Government Agencies	0	397,197	0	397,197
U.S. Treasury Obligations	0	13,747	0	13,747
Non-Agency Mortgage-Backed Securities	0	32,542	0	32,542
Asset-Backed Securities
Automobile Sequential	0	3,675	0	3,675
CMBS Other	0	12,985	0	12,985
Home Equity Other	0	46,745	0	46,745
Whole Loan Collateral	0	4,501	0	4,501
Other ABS	0	33,814	1,700	35,514
Sovereign Issues	0	44,763	0	44,763
Common Stocks
Consumer Discretionary	3,719	0	0	3,719
Information Technology	13,045	0	0	13,045
Exchange-Traded Funds	60,783	0	0	60,783
Short-Term Instruments
Commercial Paper	0	3,897	0	3,897
Repurchase Agreements	0	39,600	0	39,600
Egypt Treasury Bills	0	49	0	49
Nigeria Treasury Bills	0	970	0	970
U.S. Treasury Bills	0	5,520	0	5,520

	$77,547	$664,060	$1,700	$743,307
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$16	$0	$0	$16

Total Investments	$77,563	$664,060	$1,700	$743,323

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(44,701)	$0	$(44,701)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	112	1,238	0	1,350
Over the counter	0	15,838	0	15,838

	$112	$17,076	$0	$17,188
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(492)	(1,150)	0	(1,642)
Over the counter	0	(5,896)	(24)	(5,920)

	$(492)	$(7,046)	$(24)	$(7,562)

Total Financial Derivative Instruments	$(380)	$10,030	$(24)	$9,626

Totals	$77,183	$629,389	$1,676	$708,248

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust